Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities:
Net loss	$ (12,664,388)	$ (13,983,967)
Loss from discontinued operations	(2,439,733)	(2,935,687)
Net loss from continuing operations	(10,224,655)	(11,048,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	132,337	215,039
Amortization of operating lease right-of-use assets	495,869	534,999
Vesting expense	906	329
Common stock issued for consulting and other	99,253	299,430
(Gain) on derivative instruments	(1,376)	(12,457)
Loss on disposal of property and equipment	803	0
Loss on disposal of intangible assets	4,738	0
Changes in assets and liabilities:
Accounts receivable	45,795	34,330
Inventories	14,901	15,806
Prepaid expense and other assets	104,786	55,930
Accounts payable	(169,105)	288,763
Accrued expenses and other	(154,521)	(389,183)
Contract liabilities	(45,755)	(259,292)
Operating lease liability	(407,060)	(501,889)
Net cash (used in) continuing operating activities:	(10,103,084)	(10,766,475)
Cash flow from continuing investing activities:
Purchase of property and equipment	(9,510)	(9,369)
Acquisition of intangibles	0	(13,493)
Net cash (used in) continuing investing activities:	(9,510)	(22,862)
Cash flow from continuing financing activities:
Proceeds from issuance of common stock and warrants	4,960,562	0
Costs to issue common stock and warrants	(870,960)	0
Repurchase of common stock upon vesting of restricted stock units	0	(1,509)
Proceeds from issuance of financing note payable	275,098	364,721
Repayment of note payable	(425,506)	(214,313)
Net cash provided by continuing financing activities	3,939,194	148,899
Discontinued operations:
Net cash (used in) operating activities	(1,852,587)	(2,422,917)
Net cash provided by (used in) investing activities	32,000	(279,508)
Net cash provided by (used in) financing activities	0	0
Net cash (used in) discontinued operations	(1,820,587)	(2,702,425)
Net (decrease) in cash	(7,993,987)	(13,342,863)
Cash and cash equivalents from continuing operations at beginning of period	8,357,294	21,901,118
Cash and cash equivalents from discontinued operations at beginning of period	371,366	170,405
Less: Cash from discontinued operations at end of period	(122,851)	(371,366)
Cash and cash equivalents from continuing operations at end of period	611,822	8,357,294
Supplemental disclosure for cash flow information:
Cash payments for interest	11,466	13,904
Equipment transferred from discontinued operations	5,140	0
Right-of-use assets obtained in exchange for lease liabilities	0	2,997,181
Series F Preferred Stock dividend	0	794
Common stock issued	0	189,896
Redemption of Series F Preferred Stock	0	794
Redemption of Series F Preferred Stock	0	(794)
Reverse Stock Split [Member]
Supplemental disclosure for cash flow information:
Common stock issued	0	253
Restricted Stock Units (RSUs) [Member]
Supplemental disclosure for cash flow information:
Common stock issued	$ 0	$ 4,934